Loan and Lease Operations - Summary of Loan Operations and Lease Operations by Concentration (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Largest debtor [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	R$ 7,243	R$ 5,389
10 largest debtors [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	37,863	29,340
20 largest debtors [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	54,812	44,712
50 largest debtors [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	83,438	71,965
100 largest debtors [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	R$ 112,333	R$ 97,695